Financial Instruments - Schedule of Undiscounted Cash Flows of Financial Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024		Dec. 31, 2023
Carrying amount [Member]
Non-derivative financial liabilities
Borrowings		$ 237,648		$ 264,256
Trade and other payables		106,991		93,063
Lease liabilities		30,318		35,247
Amounts owed to related parties		7,155		21,233
Secured convertible note		38,747
Total		420,859		413,799
Contractual Cash Flows [Member]
Non-derivative financial liabilities
Borrowings		333,616		301,502
Trade and other payables		106,991		93,063
Lease liabilities		40,524		54,285
Amounts owed to related parties		7,155		21,233
Secured convertible note		38,747
Total		527,033		470,083
Less than 1 year [Member]
Non-derivative financial liabilities
Borrowings		314,144	[1]	299,966	[2]
Trade and other payables		106,991	[1]	93,063	[2]
Lease liabilities		10,184	[1]	9,038	[2]
Amounts owed to related parties		7,155	[1]	21,233	[2]
Secured convertible note	[1]	38,747
Total		477,221	[1]	423,300	[2]
1-2 years [Member]
Non-derivative financial liabilities
Borrowings		19,472		1,269
Trade and other payables
Lease liabilities		6,702		8,956
Amounts owed to related parties
Secured convertible note
Total		26,174		10,225
2-3 years [Member]
Non-derivative financial liabilities
Borrowings				267
Trade and other payables
Lease liabilities		5,480		6,901
Amounts owed to related parties
Secured convertible note
Total		5,480		7,168
3-5 years [Member]
Non-derivative financial liabilities
Borrowings
Trade and other payables
Lease liabilities		12,111		15,397
Amounts owed to related parties
Secured convertible note
Total		12,111		15,397
More than 5 years [Member]
Non-derivative financial liabilities
Borrowings
Trade and other payables
Lease liabilities		6,047		13,993
Amounts owed to related parties
Secured convertible note
Total		$ 6,047		$ 13,993

[1]	As mentioned in Note 20. Borrowings, as of December 31,2024, $164,324 in the aggregate were classified as payable in less than 1 year as a result of a breach in certain covenants included under the NPA, BTG and the New Banco Credit Agreement.
[2]	As mentioned in Note 20. Borrowings, as of December 31,2023, $190,137 in the aggregate were classified as payable in less than 1 year as a result of a breach in certain covenants included under the NPA, BTG and the New Banco Credit Agreement.